Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

The Company has evaluated subsequent events through the filing of this Quarterly Report on Form 10-Q and determined that there have been no significant subsequent events that have occurred during such period that would require adjustment nor disclosure in the Company’s unaudited condensed consolidated financial statements.

12. Subsequent Events

Confidentially Marketed Public Offering (CMPO)

On January 9, 2025, the Company entered into a Placement Agency Agreement with Ladenburg Thalmann & Co. Inc. (the “Placement Agent”), pursuant to which the Company agreed to issue and sell in a public offering 5,000,000 shares of the Company’s common stock (the “Shares”), par value $0.0001 per share, at a purchase price of $0.85 per Share. The closing of the offering took place on January 10, 2025. The gross proceeds from the offering were $4.3 million, before deducting placement agent fees and other offering expenses payable by the Company.

The common stock shares were offered by the Company pursuant to a shelf registration statement on Form S-3, which was declared effective by the Securities Exchange Commission on October 10, 2024.

Termination of Standby Equity Purchase Agreement

On January 23, 2025, the Company delivered to YA II PN, LTD. (“Yorkville”), a Notice of Termination of the Standby Equity Purchase Agreement (“SEPA”), as required under Section 10.01(b) of the SEPA, which notifies Yorkville of the Company’s election to terminate the SEPA, dated as of December 10, 2023, by and between the Company and Yorkville. Termination of the SEPA became effective as of January 23, 2025, as mutually agreed by the Company and Yorkville.

At the time of the termination, there were no outstanding borrowings, advance notices or shares of common stock to be issued under the SEPA.

Settlement of 2024 Bridge Loan

On January 21, 2025, the total outstanding principal and accrued interest of the 2024 Bridge Loan of $0.2 million was settled in cash. As of that date, the bridge loan was no longer outstanding.

Settlement of Term Notes

On January 3, 2025, $0.5 million outstanding principal and accrued interest of the 2023 Term Notes, $0.4 million outstanding principal and accrued interest of the 2022 Term Notes, and $0.7 million outstanding principal and accrued interest of the 2021 Term Notes was settled in cash. Out of the total amount settled, $1.4 million was paid to related parties.

Settlement of Deferred Compensation

On January 3, 2025, $0.6 million of deferred compensation and accrued interest which were due to Director A was settled in cash.

Increase in Maximum Aggregate Offering Amount under the At The Market Offering Agreement

On February 4, 2025, the Company increased the maximum aggregate offering amount of the shares of the Company’s common stock, par value $0.0001 per share issuable under the At The Market Offering Agreement (the “Sales Agreement”) with Ladenburg Thalmann & Co. Inc., dated October 11, 2024, from $5.1 million to $11.2 million and filed a prospectus supplement (the “Current Prospectus Supplement”) under the Sales Agreement for an aggregate of $6.1 million. Prior to February 4, 2025, the Company sold shares of common stock having an aggregate sales price of approximately $5.0 million under the Sales Agreement, including $3.2 million in 2024. Subsequent to December 31, 2024, the Company sold 2,682,911 shares of common stock for gross proceeds of approximately $2.9 million under the Sales Agreement.

Registered Direct and Concurrent Private Placement

On March 28, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a single institutional investor (the “Purchaser”), pursuant to which the Company issued to the Purchaser, (i) in a registered offering, 3,325,000 shares of the Company’s Common Stock, at a purchase price of $0.65 per share, and at the election of the investor, in lieu of the common stock, pre-funded warrants to purchase up to 2,728,000 shares of Common Stock at a price of $0.649 per pre-funded warrant, which represents the per share offering price for the common stock less the $0.001 per share exercise price for each such pre-funded warrant, and (ii) in a concurrent private placement, Series G common stock purchase warrants to purchase up to 6,053,000 shares of Common Stock (the “Series G Common Warrants”). Such registered direct offering and concurrent private placement are referred to herein as the “Transactions.” Ladenburg Thalmann & Co. Inc. (“Ladenburg”) acted as the placement agent.

The series G common warrants have an exercise price of $0.6954 per share, will be exercisable six months following the date of issuance, and will have a term of seven and one-half years from the date of exercisability. The securities issued in these Transactions do not contain any variable or priced based resets.

The closing of the Transactions took place on March 31, 2025. The gross proceeds from the Transactions were approximately $3.9 million before deducting placement agent fees and other offering expenses payable by the Company.